UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
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           New York, NY  10022
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Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Schafer            New York, NY             11/16/09
       ------------------------   ----------------------------   ----------
       [Signature]                      [City, State]              [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    31
                                                -------------

Form 13F Information Table Value Total:              $706,350
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                                      FORM 13F INFORMATION TABLE
                                                         VALUE      SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP     x($1000)    PRN AMT  PRN CALL DISCRETN MANAGERS    SOLE    SHARED    NONE
-------------------------------------------- ---------  --------   --------  --- ---- -------- --------- --------------------------
BERRY PETE CO                 CL A           085789105    4,470      166,900  SH       Sole                 166,900   0        0

BROCADE COMMUNICATIONS SYS I  COM NEW        111621306    8,253    1,050,000  SH       Sole               1,050,000   0        0

CAREFUSION CORP               COM            14170T101   10,266      470,901  SH       Sole                 470,901   0        0

CB RICHARD ELLIS GROUP INC    CL A           12497T101    5,870      500,000  SH       Sole                 500,000   0        0

COVANTA HLDG CORP             COM            22282E102   11,067      651,000  SH       Sole                 651,000   0        0

CROWN HOLDINGS INC            COM            228368106   48,778    1,793,300  SH       Sole               1,793,300   0        0

DELTA AIR LINES INC DEL       COM NEW        247361702    3,136      350,000  SH       Sole                 350,000   0        0

DIRECTV GROUP INC             COM            25459L106   24,532      889,500  SH       Sole                 889,500   0        0

ENDO PHARMACEUTICALS HLDGS I  COM            29264F205   35,077    1,550,000  SH       Sole               1,550,000   0        0

ENZON PHARMACEUTICALS INC     COM            293904108    8,250    1,000,000  SH       Sole               1,000,000   0        0

FIDELITY NATIONAL FINANCIAL   CL A           31620R105    3,351      222,191  SH       Sole                 222,191   0        0

FLAMEL TECHNOLOGIES SA        SPONSORED ADR  338488109   54,715    6,246,047  SH       Sole               6,246,047   0        0

GOODYEAR TIRE & RUBR CO       COM            382550101    5,961      350,000  SH       Sole                 350,000   0        0

IMPAX LABORATORIES INC        COM            45256B101   13,110    1,500,000  SH       Sole               1,500,000   0        0

JONES LANG LASALLE INC        COM            48020Q107    5,211      110,000  SH       Sole                 110,000   0        0

LENDER PROCESSING SVCS INC    COM            52602E102   44,103    1,155,448  SH       Sole               1,155,448   0        0

MCDONALDS CORP                COM            580135101   19,975      350,000  SH       Sole                 350,000   0        0

MEDIVATION INC                COM            58501N101   42,067    1,550,000  SH       Sole               1,550,000   0        0

METAVANTE TECHNOLOGIES INC    COM            591407101   43,217    1,253,395  SH       Sole               1,253,395   0        0

OLIN CORP                     COM PAR $1     680665205    8,184      469,272  SH       Sole                 469,272   0        0

PRECISION CASTPARTS CORP      COM            740189105   13,752      135,000  SH       Sole                 135,000   0        0

QUALCOMM INC                  COM            747525103   33,285      740,000  SH       Sole                 740,000   0        0

REGAL ENTMT GROUP             CL A           758766109   28,507    2,313,900  SH       Sole               2,313,900   0        0

SHIRE PLC                     SPONSORED ADR  82481R106   47,061      900,000  SH       Sole                 900,000   0        0

SUNCOR ENERGY INC NEW         COM            867224107   29,030      840,000  SH       Sole                 840,000   0        0

TIME WARNER INC               COM NEW        887317303   31,159    1,082,665  SH       Sole               1,082,665   0        0

TRANSDIGM GROUP INC           COM            893641100   15,132      303,800  SH       Sole                 303,800   0        0

ULURU INC                     COM            90403T100    2,454   11,687,414  SH       Sole              11,687,414   0        0

VERISIGN INC                  COM            92343E102   22,085      932,251  SH       Sole                 932,251   0        0

WYNDHAM WORLDWIDE CORP        COM            98310W108   45,110    2,764,093  SH       Sole               2,764,093   0        0

YAHOO INC                     COM            984332106   39,182    2,200,000  SH       Sole               2,200,000   0        0
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